Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The components of the purchase price are as follows:

In thousands	Consideration
Cash consideration paid to selling shareholders	$188,117
Cash consideration deposited into escrow	8,252
Deferred purchase price	47,931
Debt repaid	180,532
Total consideration	$424,832

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The components of the purchase price are as follows:

In thousands	Consideration
Cash consideration paid to selling stockholders	$188,117
Cash consideration deposited into escrow	8,252
Deferred consideration	47,931
Debt repaid	180,532
Total consideration	$424,832

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary allocation of the purchase price and related measurement period adjustments are as follows:

In thousands	Preliminary June 11, 2014	Measurement Period Adjustments	Adjusted June 11, 2014
Cash	$20,621	$—	$20,621
Accounts receivable	56,976	(4,047)	52,929
Inventory	33,000	1,077	34,077
Other current assets	27,748	4,100	31,848
Total current assets	138,345	1,130	139,475

Property, plant and equipment	400,000	(94,694)	305,306
Goodwill	106,335	27,312	133,647
Intangible assets	4,770	14,230	19,000
Other noncurrent assets	12,288	—	12,288
Total assets acquired	$661,738	$(52,022)	$609,716

Current liabilities	$28,863	$2,742	$31,605
Total debt	74,930	—	74,930
Deferred income taxes	38,373	(42,808)	(4,435)
Other noncurrent liabilities	1,992	—	1,992
Total liabilities assumed	144,158	(40,066)	104,092
Redeemable noncontrolling interest	92,990	(12,198)	80,792
Net assets acquired	$424,590	$242	$424,832

In thousands	November 15, 2013
Cash	$8,792
Accounts receivable	49,967
Inventory	71,081
Other current assets	29,889
Total current assets	159,729

Property, plant and equipment	187,529
Goodwill	33,699
Intangible assets	85,996
Other noncurrent assets	1,403
Total assets acquired	$468,356

Current liabilities	84,255
Financing obligation	20,300
Total debt	19,391
Deferred income taxes	45,974
Other noncurrent liabilities	9,825
Noncontrolling interest	849
Total liabilities assumed	$180,594
Net assets acquired	$287,762

Schedule of Acquired Finite-Lived Intangible Assets
The Company recorded intangible assets based on their estimated fair value, and consisted of the following:

In thousands	Useful Life	Amount
Technology	15 years	$31,827
Trade names	Indefinite	11,412
Customer relationships	20 years	42,757
Total		$85,996

Schedule of Acquistion Related Costs
Acquisition related costs were as follows:

In thousands	Amount
Loan acquisition costs	$16,102
Transaction expenses	15,783
Total	$31,885
Acquisition related costs are as follows:

In thousands	Amount
Loan acquisition costs	$21,297
Transaction expenses	18,552
Total	$39,849

Business Acquisition, Pro Forma Information
The following unaudited pro forma information for the three months ended March 29, 2014 assumes the acquisition of Providência occurred as of the beginning of 2014.

In thousands	Three Months Ended March 29, 2014
Net sales	$512,105
Net income (loss)	(19,755)

The following unaudited pro forma information for the fiscal year ended December 31, 2014 and December 28, 2013 assumes the acquisition of Fiberweb and Providência occurred as of the beginning of 2014 and 2013, respectively.

In thousands	December 31, 2014	December 28, 2013
Net sales	$2,005,678	$1,966,103
Net income (loss)	(132,977)	(78,847)